11. NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Nonfinancial Assets And Liabilities Tables Abstract
Changes in property plant and equipment
	Original values
Type of good	At the beginning	Translation effect	Impairment	Increases	Transfers	Decreases	At the end

Land	818	-	-	2	-	-	820
Buildings	7,497	-	-	20	332	(35)	7,814
Equipment and machinery	36,569	5	(244)	32	3,244	-	39,606
High, medium and low voltage lines	36,429	-	-	381	1,595	(344)	38,061
Substations	13,471	-	-	113	188	(3)	13,769
Transforming chamber and platforms	7,532	-	-	32	354	(59)	7,859
Meters	7,516	-	-	18	356	-	7,890
Wells	18,580	-	-	26	3,892	(1,324)	21,174
Mining property	8,910	-	-	995	164	-	10,069
Vehicles	641	-	-	192	(4)	(16)	813
Furniture and fixtures and software equipment	2,169	-	-	268	98	(3)	2,532
Communication equipments	535	-	-	3	16	-	554
Materials and spare parts	1,068	-	-	216	(49)	(13)	1,222
Distribution storage center	332	-	-	-	31	-	363
Petrochemical industrial complex	2,287	-	(1,837)	-	108	-	558
Work in progress	17,155	-	-	22,623	(10,255)	-	29,523
Advances to suppliers	1,081	-	-	150	(70)	(439)	722
Other goods	168	-	-	-	-	-	168

Total at 12.31.2018	162,758	5	(2,081)	25,071	-	(2,236)	183,517
Total at 12.31.2017	164,176	(430)	-	24,787	(139)	(25,636)	162,758

(1)	Includes the transfer of materials and spare parts to the item "Inventories" of the current asset.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	Impairment	For the year	At the end	At the end	At 12.31.2017

Land	-	-	-	-	-	820	818
Buildings	(2,544)	35	-	(294)	(2,803)	5,011	4,953
Equipment and machinery	(12,126)	-	120	(2,454)	(14,460)	25,146	24,443
High, medium and low voltage lines	(11,250)	247	-	(1,169)	(12,172)	25,889	25,179
Substations	(3,571)	1	-	(404)	(3,974)	9,795	9,900
Transforming chamber and platforms	(1,940)	23	-	(243)	(2,160)	5,699	5,592
Meters	(2,698)	1	-	(304)	(3,001)	4,889	4,818
Wells	(10,165)	-	-	(1,922)	(12,087)	9,087	8,415
Mining property	(3,512)	-	-	(993)	(4,505)	5,564	5,398
Vehicles	(441)	16	-	(167)	(592)	221	200
Furniture and fixtures and software equipment	(1,489)	2	-	(341)	(1,828)	704	680
Communication equipments	(357)	-	-	(21)	(378)	176	178
Materials and spare parts	(57)	-	-	(11)	(68)	1,154	1,011
Distribution storage center	(74)	-	-	(19)	(93)	270	258
Petrochemical industrial complex	(834)	-	773	(195)	(256)	302	1,453
Work in progress	-	-	-	-	-	29,523	17,155
Advances to suppliers	-	-	-	-	-	722	1,081
Other goods	(129)	-	-	(6)	(135)	33	39

Total at 12.31.2018	(51,187)	325	893	(8,543)	(58,512)	125,005
Total at 12.31.2017	(46,227)	5,349	-	(10,309)	(51,187)		111,571

(1)	Includes $ 2,623 million corresponding to discontinued operations for 2017.

Intangible assets original values
Original values
Type of good	At the beginning	Increase	Impairment	Decrease	At the end

Concession agreements	10,267	-	-	-	10,267
Goodwill	1,309	-	-	-	1,309
Intangibles identified in acquisitions of companies	264	6	(7)	-	263
Total at 12.31.2018	11,840	6	(7)	-	11,839
Total at 12.31.2017	11,937	-	-	(97)	11,840

Intangible assets amortization
	Depreciation
Type of good	At the beginning	For the year (1)	At the end

Concession agreements	(5,416)	(259)	(5,675)
Goodwill	-	-	-
Intangibles identified in acquisitions of companies	(70)	(14)	(84)
Total at 12.31.2018	(5,486)	(273)	(5,759)
Total at 12.31.2017	(5,372)	(114)	(5,486)

Intangible assets net book values
	Net book values
Type of good	At the end	At 12.31.2018

Concession agreements	4,592	4,851
Goodwill	1,309	1,309
Intangibles identified in acquisitions of companies	179	194
Total at 12.31.2018	6,080
Total at 12.31.2017		6,354

Deferred tax assets and liabilities
	12.31.2017	Profit (loss) (1)	Other comprehensive income (loss)	12.31.2018
Tax loss-carryforwards	2,416	(441)	-	1,975
Trade and other receivables	175	289	-	464
Derivative financial instruments	-	-	-	-
Financial assets at fair value through profit and loss	18	(16)	-	2
Trade and other payables	1,745	210	-	1,955
Salaries and social security payable	-	56	-	56
Defined benefit plans	384	(98)	41	327
Provisions	1,096	105	-	1,201
Taxes payable	249	(36)	-	213
Liabilities associated to assets classified as held for sale	542	(542)	-	-
Other	67	8	-	75
Deferred tax asset	6,692	(465)	41	6,268
Property, plant and equipment	(16,687)	4,089	-	(12,598)
Investments in companies	(1,962)	1,328	(67)	(701)
Intangible assets	(108)	(7,178)	-	(7,286)
Trade and other receivables	(997)	723	-	(274)
Financial assets at fair value through profit and loss	(89)	(233)	-	(322)
Borrowings	(201)	79	-	(122)
Assets classified as held for sale	(1,241)	1,241	-	-
Other	(165)	(74)	-	(239)
Deferred tax liabilities	(21,450)	(25)	(67)	(21,542)

	12.31.2016	Reclasification to held for sale	Profit (loss)	Other comprehensive income (loss)	12.31.2017
Tax loss-carryforwards	1,736	-	680	-	2,416
Trade and other receivables	357	(9)	(173)	-	175
Derivative financial instruments	-	-	-	-	-
Financial assets at fair value through profit and loss	-	-	18	-	18
Trade and other payables	2,071	-	(326)	-	1,745
Salaries and social security payable	-	-	-	-	-
Defined benefit plans	666	(93)	(184)	(5)	384
Provisions	3,173	(508)	(1,569)	-	1,096
Taxes payable	413	-	(164)	-	249
Liabilities associated to assets classified as held for sale	-	610	(68)	-	542
Other	232	-	(165)	-	67
Deferred tax asset	8,648	-	(1,951)	(5)	6,692
Property, plant and equipment	(23,565)	1,395	5,483	-	(16,687)
Investments in companies	(2,449)	-	554	(67)	(1,962)
Intangible assets	(542)	-	434	-	(108)
Trade and other receivables	(1,568)	-	571	-	(997)
Financial assets at fair value through profit and loss	(176)	-	87	-	(89)
Borrowings	(112)	-	(89)	-	(201)
Assets classified as held for sale	-	(1,395)	154	-	(1,241)
Other	(6)	-	(159)	-	(165)
Deferred tax liabilities	(28,418)	-	7,035	(67)	(21,450)

	12.31.2015	Increase for subsidiaries acquisition	Profit (loss)	Other comprehensive income (loss)	12.31.2016
Tax loss-carryforwards	79	-	1,657	-	1,736
Trade and other receivables	131	169	57	-	357
Derivative financial instruments		-	-		-
Financial assets at fair value through profit and loss	20	-	(20)	-	-
Trade and other payables	826	-	1,245	-	2,071
Salaries and social security payable		-	-		-
Defined benefit plans	270	324	25	47	666
Provisions	332	2,612	229	-	3,173
Taxes payable	122	722	(431)	-	413
Liabilities associated to assets classified as held for sale		-	-		-
Other	57	213	(38)	-	232
Deferred tax asset	1,837	4,040	2,724	47	8,648
Property, plant and equipment	(13,823)	(8,525)	(1,217)	-	(23,565)
Inventories		-	-		-
Investments in companies		(2,439)	(10)		(2,449)
Intangible assets	(568)	(141)	167	-	(542)
Trade and other receivables	(660)	(512)	(396)	-	(1,568)
Financial assets at fair value through profit and loss	(122)	(101)	47	-	(176)
Borrowings	(62)	(82)	32	-	(112)
Assets classified as held for sale		-	-		-
Other	(5)	(40)	39	-	(6)
Deferred tax liabilities	(15,240)	(11,840)	(1,338)	-	(28,418)

Net deferred tax assets and liabilities
	12.31.2018	12.31.2017
Deferred tax asset	80	6,692
Deferred tax liabilities	(15,354)	(21,450)
Deferred tax liabilities, net	(15,274)	(14,758)

Inventories
	12.31.2018	12.31.2017

Materials and spare parts	3,536	3,067
Advances to suppliers	71	211
In process and finished products	1,516	945
Stock crude oil	46	43
Total	5,169	4,266

Provisions
	Note	12.31.2018	12.31.2017
Non Current
Provisions for contingencies		4,674	5,121
Asset retirement obligation		770	1,355
Environmental remediation		13	22
Other provisions		42	51
		5,499	6,549

Current
Provisions for contingencies		658	190
Asset retirement obligation		65	224
Environmental remediation		147	188
Onerous contract (Ship or pay)	5.6	-	576
Other provisions		1	1
		871	1,179

Changes in provisions
	12.31.2018
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	5,311	1,579	210
Increases	4,013	1,391	208
Reclasifications	-	(677)	-
Decreases	(904)	(190)	(184)
Gain on net monetary position	(1,965)	(677)	(74)
Reversal of unused amounts	(1,123)	(591)	-
At the end of the year	5,332	835	160

	12.31.2017
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	7,500	3,430	642
Increases	1,627	1,053	162
Reclasifications	(347)	(27)	27
Reclasification to liabilities associated to assets classified as held for sale	-	(1,292)	(272)
Gain on net monetary position	(1,404)	(695)	(123)
Decreases	(1,461)	(276)	(223)
Reversal of unused amounts	(604)	(614)	(3)
At the end of the year	5,311	1,579	210

	12.31.2016
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	831	122	-
Increases	998	1,330	444
Increase for subsidiaries acquisition	7,047	2,558	497
Gain on net monetary position	(1,230)	(525)	(96)
Decreases	(146)	(55)	(203)
At the end of the year	7,500	3,430	642

Income tax and minimum notional income tax liability
	12.31.2018	12.31.2017
Non current
Income tax, net of witholdings and advances	1,034	1,252
Minimum notional income tax, net of witholdings and advances	-	22
Total non current	1,034	1,274

Current
Income tax, net of witholdings and advances	930	1,299
Minimum notional income tax, net of witholdings and advances	154	93
Total current	1,084	1,392

Tax liabilities
	12.31.2018	12.31.2017
Non current
Value added tax	160	323
Sales tax	33	25
Payment plans	60	192
Extraordinary Canon	289	-
Total non current	542	540

Current
Value added tax	786	777
Municipal, provincial and national contributions	130	588
Payment plans	53	90
Municipal taxes	108	102
Tax withholdings to be deposited	337	288
Stamp tax payable	10	15
Royalties	202	204
Extraordinary Canon	374	816
Other	52	21
Total current	2,052	2,901

Defined benefit plan information
	12.31.2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Liabilities at the beginning	1,760	(117)	1,643
Items classified in profit or loss
Current services cost	75	-	75
Cost for interest	339	(31)	308
Contributions paid	(187)	-	(187)
Items classified in other comprehensive income
Actuarial losses (gains)	225	(65)	160
Exchange differences on translation	4	-	4
Benefit payments	(130)	-	(130)
(Gain) loss on net monetary position	(586)	50	(536)
At the end	1,500	(163)	1,337

	12.31.2017
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	2,189	(286)	1,903
Items classified in profit or loss
Current services cost	95	-	95
Cost for interest	457	(38)	419
Past services cost	46	-	46
Items classified in other comprehensive income
Actuarial losses (gains)	(32)	16	(16)
Exchange differences on translation	52	(26)	26
Benefit payments	(87)	11	(76)
Contributions paid	-	(11)	(11)
Reclasification to liabilities associated to assets classified as held for sale	(420)	165	(255)
(Gain) loss on net monetary position	(540)	52	(488)
At the end	1,760	(117)	1,643

	12.31.2016
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	769	-	769
Items classified in profit or loss
Current services cost	83	-	83
Cost for interest	412	(26)	386
Items classified in other comprehensive income
Actuarial losses (gains)	145	10	155
Benefit payments	(151)	4	(147)
Contributions paid	-	(4)	(4)
(Gain) loss on net monetary position	(271)	10	(261)
Increase for subsidiries acquisition	1,202	(280)	922
At the end	2,189	(286)	1,903

Estimated expected benefits payments
12.31.2018
Less than one year	162
One to two years	94
Two to three years	111
Three to four years	100
Four to five years	92
Six to ten years	449

Principal actuarial assumptions
	12.31.2018	12.31.2017
Discount rate	5%	5%
Salaries increase	1%	1%
Average inflation	27%	21%

Sensitivity analyses on actuarial assumptions variations
12.31.2018
Discount rate: 4%
Obligation	1,637
Variation	137
10%

Discount rate: 6%
Obligation	1,383
Variation	(117)
(9%)

Salaries increase: 0%
Obligation	1,425
Variation	(75)
(6%)

Salaries increase: 2%
Obligation	1,587
Variation	87
6%

Salaries and social security payable
	12.31.2018	12.31.2017
Non current
Seniority - based bonus	148	171
Early retirements payable	15	6
Total non current	163	177

Current
Salaries and social security contributions	918	855
Provision for vacations	711	991
Provision for gratifications and annual bonus for efficiency	1,087	1,327
Early retirements payable	10	7
Total current	2,726	3,180